Financial Instruments And Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Interest Rate Derivatives [Abstract]
Number of interest rate swaps agreements	9	24	27
Notional amount of derivative asset	$ 288,400	$ 2,400,000	$ 2,900,000
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	(466)	(550)	(550)
Gain/(loss) on interest rate swaps	(11,601)	(15,528)	8,373
Security deposits for derivatives	727	550
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	222
Cash flow hedge realized
Interest Rate Derivatives [Abstract]
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	(466)	(550)
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income / loss				$ (16,463)
Cash flow hedge unrealized
Interest Rate Derivatives [Abstract]
Gain/(loss) on interest rate swaps	10,848	29,304	$ 88,859
Saga and Vilamoura Tankers
Interest Rate Derivatives [Abstract]
Security deposits for derivatives		$ 550
Belmar, Calida, Lipari and Petalidi vessels
Interest Rate Derivatives [Abstract]
Security deposits for derivatives	$ 727